Deferred income (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of deferred income

	2023	2022
	€’000	€’000
Current
Grant proceeds received	-	186

Non-current
Grant proceeds received	9,299	2,925